SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of revenue	The Company’s revenue, disaggregated by revenue stream for the fiscal years ended June 30, 2023, 2022, and 2021 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Land sale and non-development	¥15,730,839	¥12,147,506	¥9,624,106
Construction development	1,394,469	1,960,949	1,466,672
Real estate sales revenue	¥17,125,308	¥14,108,455	¥11,090,778

The primary components of revenue for the fiscal years ended June 30, 2023, 2022, and 2021 were as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Lease	75,775	65,391	87,436
Property management	22,544	30,426	36,244
Other	218,621	116,914	40,817
Other revenue	¥316,940	¥212,731	¥164,497